Intangible Assets - Summary of Intangible Assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Beginning balance	¥ 1,896,575	¥ 1,973,368	¥ 1,658,469
Acquisition of subsidiaries			426,003
Additions	17,718	19,383	60,811
Impairment	(64,209)	(64,209)
Amortization charge	(31,831)	(31,967)	(171,915)
Ending balance	1,882,462	1,896,575	1,973,368
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,449,433	2,430,050	1,943,236
Ending balance	2,070,639	2,449,433	2,430,050
Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(488,649)	(456,682)	(284,767)
Impairment	(64,209)
Ending balance	(123,968)	(488,649)	(456,682)
Trademarks and licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,810,576	1,811,338	1,385,338
Acquisition of subsidiaries			426,000
Amortization charge		(762)
Ending balance	1,810,576	1,810,576	1,811,338
Trademarks and licenses [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,815,576	1,815,576	1,389,576
Ending balance	1,815,576	1,815,576	1,815,576
Trademarks and licenses [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(5,000)	(4,238)	(4,238)
Ending balance	(5,000)	(5,000)	(4,238)
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	85,999	107,612	259,486
Acquisition of subsidiaries			3
Additions	17,718	19,383	5,515
Transfer		54,418	14,523
Impairment	(64,209)	(64,209)
Amortization charge	(31,831)	(31,205)	(171,915)
Ending balance	71,886	85,999	107,612
Computer software [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	633,857	560,056	540,015
Ending balance	255,063	633,857	560,056
Computer software [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(483,649)	(452,444)	(280,529)
Impairment	(64,209)
Ending balance	¥ (118,968)	(483,649)	(452,444)
Development in progress [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		54,418	13,645
Additions			55,296
Transfer		(54,418)	(14,523)
Ending balance			54,418
Development in progress [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		¥ 54,418	13,645
Ending balance			¥ 54,418